INTANGIBLE ASSETS, NET	6 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

4. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	September 30, 2021	March 31, 2022
Cost:
Apartment rental contracts	112,849	31,184
Trademarks	86,900	-
Software	2,275	2,275
	202,024	33,459
Less: Accumulated amortization	(49,560)	(10,518)
	152,464	22,941

As of March 31, 2022, the Group reviewed the fair value of the apartment rental agreements based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected rooms’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its apartment rental agreements is unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement. The revenue growth rate for apartment rental agreements was 0%, and the discount rate was 11% for the six months ended March 31, 2022, both of which met the profit projection target. The carrying amount of apartment rental agreements exceeds its fair value by RMB 29,550, the Group recognized impairment against apartment rental agreements of RMB 29,550 for the six months ended March 31, 2022.

As of March 31, 2022, the Group wrote off full trademark balance because the trademark will not be used in the future consider the future business development.

Amortization expenses were RMB 31,058 and RMB 21,967 for the six months ended March 31, 2021 and 2022, respectively. Impairment loss against intangible assets were RMB 26,580 and RMB 100,156 for the six months ended March 31, 2021 and 2022, respectively.

The following table sets forth the Group’s amortization expenses for the five years since March 31, 2022:

Amortization expenses
Six months ending September 30, 2022	5,800
Year ending September 30, 2023	5,205
Year ending September 30, 2024	3,548
Year ending September 30, 2025	1,812
Year ending September 30, 2026 and thereafter	6,576
22,941